Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation:  The accompanying unaudited Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, the accompanying Consolidated Financial Statements of the Company and its subsidiaries, which are unaudited, include all normal and recurring adjustments considered necessary to present fairly the Company’s financial position as of June 30, 2011 and the results of its operations and its cash flows for the periods presented. Operating results for the three and six month periods ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

Principles of Consolidation:  The consolidated financial statements include the accounts of NeoStem, Inc. and its wholly owned and partially owned subsidiaries and affiliates as listed below:

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
NeoStem (China) Inc.	100%	People’s Republic of China
Qingdao Niao Bio-Technology Ltd.*	*	People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.*	*	People’s Republic of China
Tianjin Niou Bio-Technology Co., Ltd.*	*	People’s Republic of China
China Biopharmaceuticals Holdings, Inc. (CBH)	100%	United States of America
Suzhou Erye Pharmaceuticals Company Ltd.	51% owned by CBH	People’s Republic of China
Progenitor Cell Therapy, LLC (PCT)	100%	United States of America
NeoStem Family Storage, LLC	100% owned by PCT	United States of America
Athelos Corporation	80.1% owned by PCT	United States of America
PCT Allendale, LLC	100% owned by PCT	United States of America

*	Because certain regulations in the People’s Republic of China (“PRC”) currently restrict or prohibit foreign entities from holding certain licenses and controlling certain businesses in China, the Company created a wholly foreign-owned entity, or WFOE, NeoStem (China), to implement its expansion initiatives in China. To comply with China’s foreign investment regulations with respect to stem cell-related activities, these business initiatives in China are conducted via Chinese domestic entities that are controlled by the WFOE through various contractual arrangements and under the principles of consolidation the Company consolidates 100% of their operations.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents:  Cash and cash equivalents include short-term, highly liquid investments with maturities of ninety days or less when purchased.

Concentration of Risks:  For the three and six months ended June 30, 2011, three major suppliers provided approximately 23.5% and 23.4%, respectively, of Erye’s purchases of raw materials. As of June 30, 2011, the total accounts payable to the three major suppliers represented 12% of the total accounts payable balance. For the three and six months ended June 30, 2010, two major suppliers provided approximately 23% of Erye’s purchases of raw materials with each supplier individually accounting for 13% and 10%, respectively. As of December 31, 2010, the total accounts payable to the two major suppliers was 17.9% of the total accounts payable.

Approximately 93% of Erye’s revenues are derived from products that use penicillin or cephalosporin as the key active ingredient. These products are manufactured on two of the eight production lines in Erye’s manufacturing facility. Any issues or incidents that might disrupt the manufacturing of products requiring penicillin or cephalosporin could have a material impact on the operating results of Erye. Any interruption or cessation in production could impact market sales.

Restricted Cash:  Restricted cash represents cash required to be deposited with banks in China as collateral for the balance of bank notes payable and are subject to withdrawal restrictions according to the agreement with the bank. The required deposit rate is approximately 30 – 50% of the notes payable balance. Such restricted cash associated with these notes payable is reflected within current assets. In addition, the Company has restricted cash associated with its Series E Preferred Stock, which is held in escrow and is not available to meet current cash requirements, and is therefore recorded in other assets, and restricted cash held as a security deposit in connection with PCT mortgages payable, which is also recorded in other assets.

Accounts Receivable:  Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company applies judgment in connection with establishing the allowance for doubtful accounts. Specifically, the Company analyzes the aging of accounts receivable balances, historical bad debts, customer concentration and credit-worthiness, current economic trends and changes in the Company’s customer payment terms. Significant changes in customer concentrations or payment terms, deterioration of customer credit-worthiness or weakening economic trends could have a significant impact on the collectability of the receivables and the Company’s operating results. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. Management regularly reviews the aging of receivables and changes in payment trends by its customers, and records a reserve when it believes collection of amounts due are at risk.

Inventories:  Inventories are stated at the lower of cost or market using the first-in, first-out basis. The Company reviews its inventory periodically and will reduce inventory to its net realizable value depending on certain factors, such as product demand, remaining shelf life, future marketing plans, obsolescence and slow-moving inventories. The Company includes in work in process the cost incurred on projects at PCT that have multiple deliverables and therefore cannot be recognized as revenue until the project is completed. The Company reviews these projects periodically to determine that the value of each project is stated at the lower of cost or market.

Inventories consisted of the following (in thousands):

	June 30, 2011	December 31, 2010
Raw materials and supplies	$2,686.6	$8,043.8
Work in process	9,782.4	4,792.4
Finished goods	12,539.7	8,187.2
Total inventory	$25,008.7	$21,023.4

Property, Plant, and Equipment:  The cost of property, plant and equipment is depreciated over the estimated useful lives of the related assets. Depreciation is computed on the straight-line method. Repairs and maintenance expenditures that do not extend original asset lives are charged to expense as incurred.

Property, plant, and equipment consisted of the following (in thousands):

	Useful Life	June 30, 2011	December 31, 2010
Building and improvements	25 – 30 years	$17,986.5	$6,091.9
Machinery and equipment	8 – 12 years	23,670.6	19,387.6
Lab equipment	5 – 7 years	1,883.3	716.2
Furniture and fixtures	5 – 12 years	681.3	392.5
Vehicles	8 years	321.8	273.9
Software	3 – 5 years	101.1	99.6
Leasehold improvements	2 – 3 years	2,854.4	2,109.8
Construction in progress		7,856.3	10,339.2
		55,355.3	39,410.7
Accumulated depreciation		(5,069.7)	(2,412.5)
		$50,285.6	$36,998.2

The Company’s results included depreciation expense of approximately $1,430,300 and $2,719,000 for the three and six months ended June 30, 2011, respectively, and $271,500 and $476,900 for the three and six months ended June 30, 2010, respectively.

Erye has substantially completed its new factory and has relocated substantially all operations to the new facility. Construction in progress is related to this production facility which is being built in accordance with the PRC’s Good Manufacturing Practices (“GMP”) Standard. The Company expects that the construction will be completed in 2011; however, certain elements of the project have been completed and were put into service in 2010. At June 30, 2011 the estimated additional cost to complete construction will be approximately $0.3 million. No depreciation is provided for construction-in-progress until such time as the assets are completed and placed into service. Interest incurred during the period of construction, if material, is capitalized. The Company capitalized $105,600 and $235,700 of interest expense for the three and six months ended June 30, 2011, respectively, and $629,100 and $765,200 for the three and six months ended June 30, 2010, respectively.

Land Use Rights:  According to Chinese law, the government owns all the land in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being recognized ratably using the straight-line method over the lease term of 50 years.

Income Taxes:  The Company recognizes (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company continues to evaluate the accounting for uncertainty in tax positions. The guidance requires companies to recognize in their financial statements the impact of a tax position if the position is more likely than not of being sustained on audit. The position ascertained inherently requires judgment and estimates by management. As of June 30, 2011, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.

The Company recognizes interest and penalties as a component of income tax expense. There were no interest and penalties recognized for the three and six months ended June 30, 2011 and 2010, respectively.

The Company files income tax returns with the U.S. Federal government and various state and foreign jurisdictions. The statute of limitations has expired on all consolidated U.S. Federal corporate income tax returns filed through 2006, and the Internal Revenue Service is not currently examining any of the post-2006 returns filed by the Company.

Comprehensive Income (Loss):  The accumulated other comprehensive income (loss) balance at June 30, 2011 and December 31, 2010 in the amount of $4,289,600 and $2,779,100, respectively, is comprised entirely of foreign currency translation adjustments. Comprehensive loss for the three and six months ended June 30, 2011 and 2010 was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net loss	$(10,537.9)	$(3,761.8)	$(20,237.6)	$(7,045.6)
Other comprehensive (loss)/income
Foreign currency translation	(7.2)	154.5	1,510.5	167.7
Total other comprehensive (loss)/income	(7.2)	154.5	1,510,5	167.7
Comprehensive (loss)	(10,545.1)	(3,607.3)	(18,727.1)	(6,877.9)
Comprehensive (loss)/income attributable to noncontrolling interests	64.4	1,687.2	1,281.3	3,022.3
Comprehensive loss attributable to NeoStem, Inc.	$(10,609.5)	$(5,294.5)	$(20,008.4)	$(9,900.2)

Goodwill and Other Intangible Assets:  Goodwill is the excess of purchase price over the fair value of identified net assets of businesses acquired. The Company’s intangible assets with an indefinite life are related to in process research and development at Erye, as the Company expects this research and development to provide the Company with substantial benefit for a period that extends beyond the foreseeable horizon. Amortized intangible assets consist of Erye’s customer list, manufacturing technology, standard operating procedures, tradename, lease rights and patents, as well as patents and rights associated primarily with the VSEL TM Technology. These intangible assets are amortized on a straight line basis over their respective useful lives.

The Company reviews goodwill and indefinite-lived intangible assets at least annually for possible impairment. Goodwill and indefinite-lived intangible assets are reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company tests its goodwill and indefinite-lived intangible assets for its Cell Therapy — United States, and its Pharmaceutical Manufacturing — China reporting units on October 31. The Company reviews the carrying value of goodwill and indefinite-lived intangible assets utilizing a discounted cash flow model, and, where appropriate, a market value approach is also utilized to supplement the discounted cash flow model. The Company makes assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values to determine each reporting unit’s estimated fair value. If these estimates or related assumptions change in the future, the Company may be required to record impairment charges.

Derivatives:  Derivative instruments, including derivative instruments embedded in other contracts, are recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the fair value of derivative instruments are recognized currently in results of operations unless specific hedge accounting criteria are met. The Company has not entered into hedging activities to date. As a result of certain financings (see Note 8), derivative instruments were created that are measured at fair value and marked to market at each reporting period. Changes in the derivative value are recorded as other income (expense) on the consolidated statements of operations.

Evaluation of Long-lived Assets:  The Company reviews long-lived assets and finite-lived intangibles assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds the fair value of the asset. If other events or changes in circumstances indicate that the carrying amount of an asset that the Company expects to hold and use may not be recoverable, the Company will estimate the undiscounted future cash flows expected to result from the use of the asset or its eventual disposition, and recognize an impairment loss. The impairment loss, if determined to be necessary, would be measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Share-Based Compensation:  The Company expenses all share-based payment awards to employees, directors, advisors and consultants, including grants of stock options, warrants, and restricted stock, over the requisite service period based on the grant date fair value of the awards. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognizes compensation expense related to those awards expected to vest. The Company determines the fair value of certain share-based awards using the Black-Scholes option-pricing model which uses both historical and current market data to estimate the fair value. This method incorporates various assumptions such as the risk-free interest rate, expected volatility, expected dividend yield and expected life of the options or warrants. The fair value of the Company’s restricted stock and restricted stock units is based on the closing market price of the Company’s common stock on the date of grant. See Note 9.

Earnings Per Share:  Basic loss per share is based on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period. Diluted loss per share, which is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented as such potentially dilutive securities are anti-dilutive in all periods presented. For the three and six months ended June 30, 2011 and 2010, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of earnings per share. At June 30, 2011 and 2010, the Company excluded the following potentially dilutive securities:

	June 30,
	2011	2010
Stock Options	19,086,328	11,842,214
Warrants	25,007,979	18,027,028
Series E Preferred Stock, Common stock equivalents	4,599,136	—

Revenue Recognition:  The Company recognizes revenue from pharmaceutical and pharmaceutical intermediary product sales when title has passed, the risks and rewards of ownership have been transferred to the customer, the fee is fixed and determinable, and the collection of the related receivable is reasonably assured which is at the time of delivery. The Company recognizes revenue for its cell development and manufacturing services based on the terms of individual contracts. In certain cases, there are multiple elements that cannot be considered separate deliverables and therefore the Company recognizes revenue on a completed contract basis for these arrangements. In other cases, the Company is paid for time and materials or for fixed monthly amounts and revenue is recognized when efforts are expended or contractual terms have been met. The Company recognizes revenue related to the collection and cryopreservation of cord blood and autologous adult stem cells when the cryopreservation process is completed which is twenty four hours after cells have been collected. Revenue related to advance payments of storage fees is recognized ratably over the period covered by the advance payments. The Company earns revenue, in the form of license fees, from physicians seeking to establish autologous adult stem cell collection centers. These license fees are typically billed upon signing of the collection center agreement and qualification of the physician by the Company’s credentialing committee and at various times during the term of license agreements based on the terms of the specific agreement. These fees are recognized as revenue ratably over the appropriate period of time to which the revenue element relates. The Company also receives licensing fees from a licensee for use of its technology and knowledge to operate an adult stem cell banking operation in China, which licensing fees are recognized as revenues ratably over the appropriate period of time to which the revenue element relates. In addition, the Company earns royalties for the use of its name and scientific information in connection with its License and Referral Agreement with Ceregenex Corporation, which royalties are recognized as revenue when they are received.

Revenues for the three and six months ended June 30, 2011 and 2010 were comprised of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues
Prescription drugs and intermediary pharmaceutical products	$16,151.2	$19,351.3	$34,293.0	$35,122.5
Stem cell related service revenues	1,723.3	56.2	2,737.8	118.2
Stem cell related services – reimbursed expenses	586.2	—	1,071.0	—
	$18,460.7	$19,407.5	$38,101.8	$35,240.7

Fair Value Measurements:  Fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:

Level 1 inputs which are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 inputs which are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The Company determined the fair value of funds invested in short term investments, which are considered trading securities, to be level 1 inputs measured by quoted prices of the securities in active markets. The Company determined the fair value of funds invested in money market funds to be level 1. The Company determined the fair value of the embedded derivative liabilities and warrant derivative liabilities to be level 3 inputs. These inputs require material subjectivity because value is derived through the use of a lattice model that values the derivatives based on probability weighted discounted cash flows. The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011, and December 31, 2010 (in thousands):

	June 30, 2011
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$2,500.5
Short term investments	1.5
Embedded derivative liabilities			1,933.7
Warrant derivative liabilities			342.3

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Short term investments	0.5	—	—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

Subsequent to December 31, 2010 the Company reevaluated the characteristics of the money market savings account, currently recorded as other assets, and determined it is not tied to underlying securities and has been reclassified to level 1.

For those financial instruments with significant Level 3 inputs, the following table summarizes the activity for the three and six months ended June 30, 2011 by type of instrument (in thousands):

	For the Three Months Ended June 30, 2011		For the Six Months Ended June 30, 2011
	Embedded Derivatives	Warrants	Embedded Derivatives	Warrants
Beginning liability balance	$2,466.8	$367.3	$2,281.8	$289.6
Change in fair value recorded in earnings	(533.1)	(25.0)	(348.1)	52.7
Ending liability balance	$1,933.7	$342.3	$1,933.7	$342.3

Some of the Company’s financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, restricted cash, accounts receivable, accounts payable, notes payable, bank loans, and amount due related parties.

Foreign Currency Translation:  As the Company’s Chinese pharmaceutical business is a self-contained and integrated entity, and the Company’s Chinese stem cell business’ future cash flow is intended to be sufficient to service its additional financing requirements, the Chinese subsidiaries’ functional currency is the Renminbi (“RMB”), and the Company’s reporting currency is the US dollar. Results of foreign operations are translated at the average exchange rates during the period, and assets and liabilities are translated at the closing rate at the end of each reporting period. Cash flows are also translated at average exchange rates for the period, therefore, amounts reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss) and amounted to $4,289,600, and $2,779,100 as of June 30, 2011 and December 31, 2010, respectively.

Research and Development Costs:  Research and development (“R&D”) expenses include salaries, benefits, and other headcount related costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees including sponsored research agreements, and facilities and overhead costs. The Company expenses the costs associated with research and development activities when incurred.

To further drive the Company’s cell therapy initiatives, the Company will continue targeting key governmental agencies, congressional committees and not-for-profit organizations to contribute funds for the Company’s research and development programs. The Company accounts for government grants as a deduction to the related expense in research and development operating expenses when earned.

Statutory Reserves:  Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits (i.e., 50% of the registered capital of the relevant company), the general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other funds are at the discretion of the subsidiaries.

The general reserve is used to offset extraordinary losses. Subject to approval by the relevant authorities, a subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into registered capital provided that the remaining general reserve after the conversion shall be at least 25% of the registered capital of the subsidiary before the capital increase as a result of the conversion. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can also be converted to registered capital upon a resolution passed by the shareholders subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the parent company, NeoStem. Statutory reserves are $2,278,800 and $2,234,600 as of June 30, 2011 and December 31, 2010, respectively.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their accumulated earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. The restricted amount was $182,700 at June 30, 2011 and $214,200 at December 31, 2010.

Note 2 — Summary of Significant Accounting Policies

Principles of Consolidation:  The consolidated financial statements include the accounts of NeoStem, Inc. and its wholly owned and partially owned subsidiaries and affiliates as listed below:

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
NeoStem (China) Inc.	100%	People’s Republic of China
Qingdao Neo Bio-Technology Ltd.*	*	People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.*	*	People’s Republic of China
China Biopharmaceuticals Holdings, Inc. (CBH)	100%	United States of America
Suzhou Erye Pharmaceuticals Company Ltd.	51% owned by CBH	People’s Republic of China

*	Because certain regulations in the People’s Republic of China (“PRC”) currently restrict or prohibit foreign entities from holding certain licenses and controlling certain businesses in China, the Company created a wholly foreign-owned entity, or WFOE, NeoStem (China), to implement its expansion initiatives in China. To comply with China’s foreign investment regulations with respect to stem cell-related activities, these business initiatives in China are conducted via two Chinese domestic entities, Qingdao Neo Bio-Technology Ltd., or Neo Bio-Technology, and Beijing Ruijieao Bio-Technology Ltd., or Beijing Ruijieao, that are controlled by the WFOE through various contractual arrangements and under the principles of consolidation the Company consolidates 100% of their operations.

We expect to rely partly on dividends paid to us by the WFOE under the contracts with the VIEs, and under the Joint Venture Agreement attributable to our 51% ownership interest in Erye, to meet some of our future cash needs. However, there can be no assurance that the WFOE in China will receive payments uninterrupted or at all as arranged under the contracts with the VIEs. In addition, pursuant to the Joint Venture Agreement that governs the ownership and management of Erye, for 2010 and the next two years: (i) 49% of undistributed profits (after tax) will be distributed to EET and loaned back to Erye for use in connection with its construction of the new Erye facility; (ii) 45% of the net profit after tax due to the Company will be provided to Erye as part of the new facility construction fund, which will be characterized as paid-in capital for our 51% interest in Erye; and (iii) only 6% of the net profit will be distributed to us directly for our operating expenses.

Basis of Presentation:  Certain reclassifications have been made to prior year amounts to conform to the current year presentation. In particular, at December 31, 2009, the Company reclassified (i) Short term investments of $287,300 from Prepaid and other current assets to Short term investments, (ii) Income taxes payable of $1,860,300 from Accrued liabilities to Income taxes payable, (iii) Unearned revenues in excess of one year of $233,400 from Current liabilities to Long-term liabilities, and (iv) a warrant derivative liability of $36,000 from Accrued liabilities to Derivative liabilities. In addition, for the Statement of Cash Flows for the year ended December 31, 2009 the Company revised its presentation of the reconciliation of cash flows from operating activities to reconcile such cash flows from Net loss attributable to common shareholders to Net loss. Lastly, the Company reclassified the 2009 amount related to cash restricted as collateral for bank loans from financing activities to investing activities and payments to related parties from operating activities to financing activities.

See Note 4 — Acquisitions for retrospective adjustments made to the Company’s Consolidated Balance Sheet at December 31, 2009, the Consolidated Statement of Operations for the year ended December 31, 2009, the Consolidated Statement of Equity for the year ended December 31, 2009 and the Consolidated Statement of Cash Flows for the year ended December 31, 2009 in connection with the Company’s acquisition of CBH’s 51% ownership interest in Erye on October 30, 2009 as a result of the finalization of the allocation of purchase price.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents:  Cash and cash equivalents include short-term, highly liquid investments with maturities of ninety days or less when purchased.

Concentration of Risks:  For the year ended December 31, 2010, two major suppliers provided approximately 18.3% of Erye’s purchases of raw materials with each supplier individually accounting for approximately 11.2% and 7.1%. As of December 31, 2010, the total accounts payable to the two major suppliers represented 17.9% of the total accounts payable balance.

Approximately 93% of Erye’s revenues are derived from products that use penicillin or cephalosporin as the key active ingredient. These products are manufactured on two of the eight production lines in Erye’s manufacturing facility. Any issues or incidents that might disrupt the manufacturing of products requiring penicillin or cephalosporin could have a material impact on the operating results of Erye. Any interruption or cessation in production could impact market sales.

Restricted Cash:  Restricted cash represents cash required to be deposited with banks in China as collateral for the balance of bank notes payable and are subject to withdrawal restrictions according to the agreement with the bank. The required deposit rate is approximately 30 – 50% of the notes payable balance. Such restricted cash associated with these notes payable is reflected within current assets. In addition, the Company has restricted cash associated with its Series E Preferred Stock, which is held in escrow, and is recorded in other assets.

Accounts Receivable:  Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company applies judgment in connection with establishing the allowance for doubtful accounts. Specifically, the Company analyzes the aging of accounts receivable balances, historical bad debts, customer concentration and credit-worthiness, current economic trends and changes in the Company’s customer payment terms. Significant changes in customer concentrations or payment terms, deterioration of customer credit-worthiness or weakening economic trends could have a significant impact on the collectability of the receivables and the Company’s operating results. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. Management regularly reviews the aging of receivables and changes in payment trends by its customers, and records a reserve when it believes collection of amounts due are at risk.

Inventories:  Inventories are stated at the lower of cost or market using the first-in, first-out basis. The Company reviews its inventory periodically and will reduce inventory to its net realizable value depending on certain factors, such as product demand, remaining shelf life, future marketing plans, obsolescence and slow-moving inventories.

Inventories consisted of the following (in thousands):

	December 31,
	2010	2009
Raw materials and supplies	$8,043.8	$6,338.8
Work in process	4,792.4	666.7
Finished goods	8,187.2	5,973.5
Total inventory	$21,023.4	$12,979.0

Property, Plant, and Equipment:  The cost of property and equipment is depreciated over the estimated useful lives of the related assets. The cost of computer software programs are amortized over their estimated useful lives of five years. Depreciation is computed on the straight-line method. Repairs and maintenance expenditures that do not extend original asset lives are charged to expense as incurred.

Property, plant, and equipment consisted of the following (in thousands):

	Useful Life	December 31,
		2010	2009
Building and improvements	30 years	$6,091.9	$—
Machinery and equipment	8 – 12 years	19,387.6	3,317.3
Lab equipment	5 years	716.2	704.1
Furniture and fixtures	5 – 10 years	392.5	273.2
Vehicles	8 years	273.9	75.3
Software	5 years	99.6	81.7
Leasehold improvements	2 – 3 years	2,109.8	58.4
Construction in progress		10,339.2	17,075.1
		39,410.7	21,585.1
Accumulated depreciation		(2,412.5)	(309.4)
		$36,998.2	$21,275.7

The Company’s results included depreciation expense of approximately $2,277,000, $165,800, and $74,400 for the years ended December 31, 2010, 2009 and 2008, respectively.

Erye is constructing a new factory and is in the process of relocating to the new facility as the project is completed. Construction in progress is related to this production facility which is being built in accordance with the PRC’s Good Manufacturing Practices (“GMP”) Standard. The Company expects that the construction will be completed in 2011; however, certain elements of the project have been completed and put into service in 2010. The estimated additional cost to complete construction will be approximately $4 million. No depreciation is provided for construction-in-progress until such time the assets are completed and placed into service. Interest incurred during the period of construction, if material, is capitalized. The Company capitalized $391,500 of interest expense for the year ended December 31, 2010.

Land Use Rights:  According to Chinese law, the government owns all the land in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being recognized ratably using the straight-line method over the lease term of 50 years.

Income Taxes:  The Company recognizes (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company continues to evaluate the accounting for uncertainty in tax positions. The guidance requires companies to recognize in their financial statements the impact of a tax position if the position is more likely than not of being sustained on audit. The position ascertained inherently requires judgment and estimates by management. At December 31, 2009 the Company had a reserve for income taxes of $1,099,000 related to uncertain tax positions at Erye. An audit of Erye’s tax returns was finalized for the years ending December 31, 2000 through 2008 in September 2010. This audit resulted in a payment of approximately $663,800 in income taxes and penalties and the remaining reserve was credited to income taxes. For the year ended December 31, 2010, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.

The Company recognizes interest and penalties as a component of income tax expense. Interest and penalties for the year ended December 31, 2010 was $251,800 and for the years ended December 31, 2009 and 2008 was zero.

The Company files income tax returns with the U.S. Federal government and various state and foreign jurisdictions. The statute of limitations has expired on all consolidated U.S. Federal corporate income tax returns filed through 2006, and the Internal Revenue Service is not currently examining any of the post-2006 returns filed by the Company. In 2010 Erye concluded a 10 year audit of its corporate taxes through December 31, 2009.

Comprehensive Income (Loss):  The accumulated other comprehensive income (loss) balance at December 31, 2010 and December 31, 2009 in the amount of $2,779,100 and $(56,500), respectively, is comprised entirely of foreign currency translation adjustments. Comprehensive loss for the years ended December 31, 2010, 2009 and 2008 was as follows (in thousands):

	Years Ended December 31,
	2010	2009	2008
Net loss	$(19,397.0)	$(25,949.8)	$(9,242.1)
Other comprehensive income (loss)
Foreign currency translation	2,835.6	(56.5)	—
Total other comprehensive income (loss)	2,835.6	(56.5)	—
Comprehensive loss	(16,561.4)	(26,006.3)	(9,242.1)
Comprehensive income attributable to noncontrolling interests	5,264.6	191.9	—
Comprehensive loss attributable to common shareholders	$(21,826.0)	$(26,198.2)	$(9,242.1)

Goodwill and Other Intangible Assets:  Goodwill is the excess of purchase price over the fair value of identified net assets of businesses acquired. The Company’s intangible assets with an indefinite life are related to in process research and development at Erye, as the Company expects this research and development to provide the Company with substantial benefit for a period that extends beyond the foreseeable horizon. Amortized intangible assets consist of Erye’s customer list, manufacturing technology, standard operating procedures, tradename, lease rights and patents, as well as patents and rights associated primarily with the VSELTM Technology. These intangible assets are amortized on a straight line basis over their respective useful lives.

The Company reviews goodwill and indefinite-lived intangible assets at least annually for possible impairment. Goodwill and indefinite-lived intangible assets are reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company tests its goodwill and indefinite-lived intangible assets for its Adult Stem Cell Banking — United States, Regenerative Medicine — United States, and Regenerative Medicine — China reporting units on December 31 and for its Pharmaceutical Manufacturing — China, reporting unit on October 31. The Company reviews the carrying value of goodwill and indefinite-lived intangible assets utilizing a discounted cash flow model, and, where appropriate, a market value approach is also utilized to supplement the discounted cash flow model. The Company makes assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values to determine each reporting unit’s estimated fair value. If these estimates or related assumptions change in the future, the Company may be required to record impairment charges. See Note 5.

Derivatives:  Derivative instruments, including derivative instruments embedded in other contracts, are recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the fair value of derivative instruments are recognized currently in results of operations unless specific hedge accounting criteria are met. The Company has not entered into hedging activities to date. As a result of certain financings (see Note 8), derivative instruments were created that are measured at fair value and marked to market at each reporting period. Changes in the derivative value are recorded as other income (expense) on the consolidated statements of operations.

Evaluation of Long-lived Assets:  The Company reviews long-lived assets and finite-lived intangibles assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds the fair value of the asset. If other events or changes in circumstances indicate that the carrying amount of an asset that the Company expects to hold and use may not be recoverable, the Company will estimate the undiscounted future cash flows expected to result from the use of the asset or its eventual disposition, and recognize an impairment loss. The impairment loss, if determined to be necessary, would be measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Share-Based Compensation:  The Company expenses all share-based payment awards to employees and consultants, including grants of stock options, warrants, and restricted stock, over the requisite service period based on the grant date fair value of the awards. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognize compensation expense related to those awards expected to vest. The Company determines the fair value of certain share-based awards using the Black-Scholes option-pricing model which uses both historical and current market data to estimate the fair value. This method incorporates various assumptions such as the risk-free interest rate, expected volatility, expected dividend yield and expected life of the options or warrants. The fair value of the Company’s restricted stock and restricted stock units is based on the closing market price of the Company’s common stock on the date of grant. See Note 9.

Earnings Per Share:  Basic loss per share is based on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period. Diluted loss per share, which is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented as such potentially dilutive securities are anti-dilutive in all periods presented. For the years ended December 31, 2010, 2009 and 2008, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of earnings per share. At December 31, 2010, 2009 and 2008, the Company excluded the following potentially dilutive securities:

	December 31,
	2010	2009	2008
Stock Options	13,032,214	9,990,574	1,725,300
Warrants	21,843,507	19,838,802	5,322,333
Series C Preferred Stock, Common stock equivalents	—	9,086,124	—
Series E Preferred Stock, Common stock equivalents	5,289,948	—	—

Revenue Recognition:  The Company recognizes revenue from pharmaceutical and pharmaceutical intermediary product sales when title has passed, the risks and rewards of ownership have been transferred to the customer, the fee is fixed and determinable, and the collection of the related receivable is reasonably assured which is at the time of delivery. The Company recognizes revenue related to the collection and cryopreservation of autologous adult stem cells when the cryopreservation process is completed which is twenty four hours after cells have been collected. Revenue related to advance payments of storage fees is recognized ratably over the period covered by the advanced payments. The Company earns revenue, in the form of license fees, from physicians seeking to establish autologous adult stem cell collection centers. These license fees are typically billed upon signing of the collection center agreement and qualification of the physician by the Company’s credentialing committee and at various times during the term of license agreement based on the terms of the specific agreement. These fees are recognized as revenue ratably over the appropriate period of time to which the revenue element relates. The Company also receives licensing fees from a licensee for use of its technology and knowledge to operate an adult stem cell banking operation in China, which licensing fees are recognized as revenues ratably over the appropriate period of time to which the revenue element relates. In addition, the Company earns royalties for the use of its name and scientific information in connection with its License and Referral Agreement with Ceregenex Corporation (see Note 12), which royalties are recognized as revenue when they are received.

Revenues for the years ended December 31, 2010, 2009, and 2008 were comprised of the following (in thousands):

	Years Ended December 31,
	2010	2009	2008
Revenues
Prescription drugs and intermediary pharmaceutical products	$69,584.3	$11,386.7	$—
Stem cell revenues	237.0	178.4	83.5
	$69,821.3	$11,565.1	$83.5

Fair Value Measurements:  Fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:

Level 1 inputs which are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 inputs which are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The Company determined the fair value of funds invested in short term investments, which are considered trading securities, to be level 1 inputs measured by quoted prices of the securities in active markets. The Company determined the fair value of funds invested in money market funds to be level 2 inputs, which does not entail material subjectivity because the methodology employed does not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets. The Company determined the fair value of the embedded derivative liabilities and warrant derivative liabilities to be level 3 inputs. These inputs require material subjectivity because value is derived through the use of a lattice model that values the derivatives based on probability weighted discounted cash flows. The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010, and December 31, 2009 (in thousands):

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Short term investments	0.5	—	—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

	December 31, 2009
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$1,031.0	$—
Short term investments	287.3	—	—
Warrant derivative liabilities	—	—	36.0

There was no movement in financial assets and liabilities between levels during the years ended December 31, 2010 and 2009.

For those financial instruments with significant Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2009 and 2010 by type of instrument (in thousands):

Description	Embedded Derivatives	Warrants
Beginning liability balance, December 31, 2008	$—	$—
Warrants issued	—	32.5
Changes in fair value recorded in earnings	—	3.5
Ending liability balance, December 31, 2009	—	36.0
Convertible redeemable Series E preferred stock and warrants issued	2,131.1	266.0
Changes in fair value recorded in earnings	150.7	(12.4)
Ending liability balance, December 31, 2010	$2,281.8	$289.6

Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, restricted cash, accounts receivable, accounts payable, notes payable, bank loans, and amount due related parties.

Foreign Currency Translation:  As the Company’s Chinese pharmaceutical business is a self-contained and integrated entity, and the Company’s Chinese stem cell business’ future cash flow is expected to be sufficient to service its additional financing requirements, the Chinese subsidiaries’ functional currency is the Renminbi (“RMB”), and the Company’s reporting currency is the US dollar. Results of foreign operations are translated at the average exchange rates during the period, and assets and liabilities are translated at the closing rate at the end of each reporting period. Cash flows are also translated at average exchange rates for the period, therefore, amounts reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss) and amounted to $2,779,100 and $(56,500) as of December 31, 2010 and December 31, 2009, respectively.

Research and Development Costs:  Research and development (“R&D”) expenses include salaries, benefits, and other headcount related costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees including sponsored research agreements, and facilities and overhead costs. The Company expenses the costs associated with research and development activities when incurred.

To further drive the Company’s stem cell initiatives, the Company will continue targeting key governmental agencies, congressional committees and not-for-profit organizations to contribute funds for the Company’s research and development programs. The Company accounts for government grants as a deduction to the related expense in research and development operating expenses when earned.

Statutory Reserves:  Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits (i.e., 50% of the registered capital of the relevant company), the general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other funds are at the discretion of the subsidiaries.

The general reserve is used to offset extraordinary losses. Subject to approval by the relevant authorities, a subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into registered capital provided that the remaining general reserve after the conversion shall be at least 25% of the registered capital of the subsidiary before the capital increase as a result of the conversion. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can also be converted to registered capital upon a resolution passed by the shareholders subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the parent company, NeoStem. Statutory reserves are $2,234,600 and $1,126,300 as of December 31, 2010 and December 31, 2009, respectively.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their accumulated earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. The restricted amount was $214,200 at December 31, 2010, and $213,100 at December 31, 2009.